SHAREHOLDERS’ EQUITY (Details)			1 Months Ended	6 Months Ended
	Jul. 03, 2024 USD ($) $ / shares shares	Sep. 05, 2022 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2022 shares
SHAREHOLDERS' EQUITY
Number of shares convertible				1
Restricted net assets (in Dollars) | $				$ 6,775,264	$ 5,674,808
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized				90,000,000	90,000,000
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Number of votes				1
Common stock shares issued				23,838,163	17,842,778	14,144,000
Common stock shares outstanding				23,838,163	17,842,778	14,144,000
Investors agreed to purchase		285,000	200,000
Public offering price (in Dollars per share) | $ / shares		$ 2	$ 2.3
Total proceeds (in Dollars) | $		$ 552,892	$ 458,341
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common stock shares authorized				10,000,000	10,000,000
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Number of votes				10
Common stock shares issued				5,856,000	5,856,000	5,856,000
Common stock shares outstanding				5,856,000	5,856,000	5,856,000
IPO [Member]
SHAREHOLDERS' EQUITY
Option exercisable iterm for underwriters	45 days
IPO [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase	1,250,000
Public offering price (in Dollars per share) | $ / shares	$ 4
Total gross proceeds (in Dollars) | $	$ 5,000,000
Underwriting discounts and other related expenses (in Dollars) | $	$ 1,176,197
Over-Allotment Option [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Investors agreed to purchase	187,500